Earnings (Loss) Per Share	12 Months Ended
Aug. 31, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
20.	EARNINGS (LOSS) PER SHARE

	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator used in basic and diluted earnings/(loss) per share:
Net loss attributable to Bright Scholar Education Holdings Limited from continuing operations	(316,878)	(540,768)	(709,340)
Net income attributable to Bright Scholar Education Holdings Limited from discontinued operations	477,883	487,963	-
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders	161,005	(52,805)	(709,340)
Shares (denominator):
Weighted average ordinary shares outstanding used in calculating earnings/(loss) per share—basic and diluted	120,158,001	119,220,331	118,697,495
Net earnings/(loss) per share attributable to ordinary shareholders — basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders	(2.64)	(4.54)	(5.98)
Net income from discontinued operations attributable to ordinary shareholders	3.98	4.09	-
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders	1.34	(0.45)	(5.98)

As of August 31, 2020, 2021 and 2022, there were 840,767, 759,525 and 684,574 employee share options or non-vested ordinary shares excluded from the computation of diluted net earnings/(loss) per share in the periods presented, as their inclusion would have been anti-dilutive for the years presented.